Related Party Transactions (Q1) (Details) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019	Dec. 31, 2019	Dec. 31, 2018
Related Party Transactions [Abstract]
Investment income	$ 36,256	$ 63,693	$ 194,955	$ 1,893,237
Underwriting and Sales Manager Fees [Member]
Related Party Transactions [Abstract]
Revenue from related party transactions	30,488		431,114	102,930
Gabelli Funds, LLC [Member] | Gabelli U.S. Treasury Money Market Fund [Member]
Related Party Transactions [Abstract]
Affiliated investments	5,661,750		6,579,577	11,276,289
Investment income	29,550	59,035	175,846	157,581
Gabelli Funds, LLC [Member] | Research Services [Member]
Related Party Transactions [Abstract]
Revenue from related party transactions	0	377,500	750,000	1,030,000
Affiliated Entities [Member] | Commissions [Member]
Related Party Transactions [Abstract]
Revenue from related party transactions	$ 691,784	$ 1,132,845	$ 4,875,768	$ 3,825,998
Revenue percentage	67.00%	74.00%	76.00%	62.00%
GAMCO Asset Management Inc. [Member] | Research Services [Member]
Related Party Transactions [Abstract]
Revenue from related party transactions	$ 0	$ 377,500	$ 752,550	$ 10,000,000
GAMCO Global Gold, Natural Resources & Income Trust ("GGN") [Member] | Sales Manager Fees [Member]
Related Party Transactions [Abstract]
Revenue from related party transactions	$ 334,825	$ 0	$ 729,893	$ 15,616